Assets And Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Carrying amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	$ 5,775
Interest rate swap contracts	10,154
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	5,775
Interest rate swap contracts	10,154
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	0
Interest rate swap contracts	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	5,775
Interest rate swap contracts	10,154
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	0
Interest rate swap contracts	$ 0